CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (59,035)	$ (104,705)	$ (179,430)
Other comprehensive profit (loss), net of tax:
Unrealized gains (losses) on derivative instruments, net	1,634	(1,883)	176
Unrealized gains (losses) on available-for-sale debt securities	86	0	0
Foreign currency translation	(7)	68	0
Other comprehensive profit (loss)	1,713	(1,815)	176
Comprehensive profit (loss)	$ (57,322)	$ (106,520)	$ (179,254)